SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23.SUBSEQUENT EVENT

On January 7, 2025 and February 17, 2025, the Group fully repaid the outstanding short-term bank borrowings and long-term bank borrowings of RMB300.0 million and RMB33.6 million, respectively.